UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21113

Touchstone Institutional Funds Trust
 (Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio  45202-4203
 (Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway
Cincinnati, Ohio 45202-4203
 (Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (513) 878-4066

Date of fiscal year end: December 31

Date of reporting period: July 1, 2011 to September 30, 2011

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Portfolio of Investments
Touchstone Sands Capital Institutional Growth Fund-September 30, 2011 (Unaudited)

Common Stocks — 98.6%	Shares	Market Value

Information Technology — 38.1%
Apple, Inc.*	264,000	$100,631,520
ASML Holding NV†	1,000,600	34,560,724
F5 Networks, Inc.*	465,100	33,045,355
Google, Inc. - Class A*	116,100	59,719,518
OpenTable, Inc.*†	226,500	10,421,265
QUALCOMM, Inc.	1,675,200	81,464,976
Salesforce.com, Inc.*	779,500	89,081,260
Visa, Inc. - Class A	1,144,000	98,063,680
		506,988,298

Consumer Discretionary — 21.9%
Amazon.com, Inc.*	541,500	117,088,545
Las Vegas Sands Corp.*	861,600	33,033,744
Netflix, Inc.*	195,100	22,077,516
NIKE, Inc. - Class B	513,000	43,866,630
Priceline.com, Inc.*	72,700	32,675,742
Starbucks Corp.	1,161,000	43,293,690
		292,035,867

Health Care — 15.7%
Alexion Pharmaceuticals, Inc.*	808,000	51,760,480
Allergan, Inc.	539,000	44,402,820
Illumina, Inc.*†	1,036,900	42,429,948
Intuitive Surgical, Inc.*	150,000	54,642,000
Regeneron Pharmaceuticals, Inc.*†	262,000	15,248,400
		208,483,648

Energy — 10.7%
FMC Technologies, Inc.*	943,300	35,468,080
National-Oilwell Varco, Inc.	653,600	33,477,392
Schlumberger Ltd.	728,800	43,531,224
Southwestern Energy Co.*	904,100	30,133,653
		142,610,349

Financials — 5.0%
Charles Schwab Corp. (The)	2,437,100	27,466,117
IntercontinentalExchange, Inc.*	326,100	38,564,586
		66,030,703

Industrials — 4.6%
CH Robinson Worldwide, Inc.	359,600	24,621,812
W.W. Grainger, Inc.	243,000	36,338,220
		60,960,032

Materials — 2.6%
Praxair, Inc.	370,700	34,653,036

Total Common Stocks		$1,311,761,933

Investment Funds —4.4%
Invesco Liquid Assets Portfolio**	43,376,162	43,376,162
Touchstone Institutional Money Market Fund^	15,650,995	15,650,995

Total Investment Funds		$59,027,157

Total Investment Securities — 103.0%
(Cost $1,138,325,386)		$1,370,789,090

Liabilities in Excess of Other Assets — (3.0%)		(39,999,195)

Net Assets — 100.0%		$1,330,789,895

*	Non-income producing security.
^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
†	All or a portion of the security is on loan. The total value of the securities on loan as of September 30, 2011, was $41,161,228.
**	Represents collateral for securities loaned.

Portfolio of Investments
Touchstone Sands Capital Institutional Growth Fund-September 30, 2011 (Unaudited)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to portfolios of investments.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,311,761,933	$–	$–	$1,311,761,933
Investment Funds	59,027,157	–	–	59,027,157
				$1,370,789,090

See accompanying Notes to Portfolios of Investments.

Notes to Portfolio of Investments
September 30, 2011 (Unaudited)

Security valuation and fair value measurements—All investments in securities are recorded at their estimated fair value. The Fund uses various methods to measure fair value of its portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of September 30, 2011, for the Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in the Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration.

The Fund’s portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Fund invests are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2.

Notes to Portfolio of Investments
September 30, 2011 (Unaudited)

Portfolio securities loaned — The Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Fund’s custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Fund’s custodian into an approved investment vehicle.

As of September 30, 2011, the Sands Capital Institutional Growth Fund had loaned common stocks having a fair value of approximately $41,161,228 and had received collateral valued at $43,376,162 for the loan.

All collateral received as cash is received, held and administered by the Fund’ custodian for the benefit of the Fund in the applicable custody account or other account established for the purpose of holding collateral.

Participating in securities lending, the Fund receives compensation in the form of fees, or retains a portion of interest or dividends on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions and related investment income — Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Dividend income from securities is recognized on the ex-dividend date net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable.

Federal Tax Information — As of September 30, 2011, the Fund had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Sands Capital Institutional Growth Fund	$1,157,620,254	$317,263,720	$(104,094,884)	$213,168,836

Item 2. Controls and Procedures.

(a)
The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Touchstone Institutional Funds Trust

By:          /s/ Jill T. McGruder
-------------------------
Jill T. McGruder
President
November 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:          /s/ Terrie A. Wiedenheft
--------------------------------
Terrie A. Wiedenheft
Treasurer & Controller
November 28, 2011